Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

12Cash and cash equivalents

Cash and cash equivalents include the following:

	As of December 31,
in 000€	2025	2024	2023
Cash at bank	129,847	97,323	119,606
Cash equivalents	4,071	4,981	7,967
Total	133,918	102,304	127,573

For the year ended December 31, 2025, cash at banks earned an interest income of €2.8 million, based on short-term deposit rates.

There were no cash balances on a restricted bank account per December 31, 2025, 2024 or 2023.